UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3757

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/28/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier California Tax Exempt Bond Fund, Inc.
Statement of Investments
February 28, 2005 (Unaudited)

Long-Term Municipal Investments--95.8%	Principal
	Amount ($)		Value ($)
California-87.6%

ABAG Finance Authority for Nonprofit Corps., Revenue:
Multi Family Housing
(Central Park Apartments):
5.50%, 7/1/2019	1,010,000		1,060,449
5.60%, 7/1/2038	5,815,000		5,942,232
(Sansum-Santa Barbara Medical) 5.50%, 4/1/2021	3,500,000		3,766,420

Alameda Corridor Transportation Authority, Revenue
Zero Coupon, 10/1/2032 (Insured; MBIA)	8,000,000		1,907,040

Alameda County, COP:
8.83%, 12/1/2013 (Insured; MBIA)	5,000,000	a,b	6,240,550
Financing Project
6%, 9/1/2021 (Insured; MBIA) (Prerefunded 9/1/2006)	2,650,000	c	2,831,419

Anaheim Public Finance Authority, Tax Allocation Revenue
6.45%, 12/28/2018 (Insured; MBIA)	26,000,000		28,986,100

California:
Economic Recovery:
5.25%, 7/1/2013 (Insured; MBIA)	11,740,000		13,165,001
5.25%, 7/1/2013	30,000,000		33,457,800
5%, 7/1/2016	14,500,000		15,636,945
GO:
9.305%, 12/1/2018 (Insured; FSA)	375,000	a,b	383,708
5.25%, 4/1/2027	6,475,000		6,916,012
5.50%, 4/1/2028	1,000,000		1,096,970
Various Purpose
6.125%, 10/1/2011 (Insured; FGIC)	2,875,000		3,346,960

California Department of Veteran Affairs,
Home Purchase Revenue:
5.50%, 12/1/2019	11,380,000		12,111,393
5.20%, 12/1/2028	10,000,000		10,016,500

California Department of Water Resources, Revenue:
Power Supply:
5.875%, 5/1/2016	10,000,000		11,341,200
5.375%, 5/1/2018 (Insured; AMBAC)	30,585,000		34,012,661
Water
(Central Valley Project)
5%, 12/1/2016 (Insured; MBIA)	8,000,000		8,759,120

California Educational Facilities Authority, Revenue
(Pooled College and University Projects)
5.625%, 7/1/2023	1,275,000	1,195,223

California Health Facilities Financing Authority,
Revenue:
(Cedars-Sinai Medical Center):
6.125%, 12/1/2030	30,695,000	33,268,776
6.25%, 12/1/2034	9,460,000	10,324,833
Health Facility (Adventist Health System/West)
5%, 3/1/2033	2,425,000	2,448,401
(Sutter Health):
5.35%, 8/15/2028 (Insured; MBIA)	3,780,000	4,069,435
6.25%, 8/15/2035	6,965,000	7,841,685

California Housing Finance Agency:
MFHR:
6.15%, 8/1/2022 (Insured; AMBAC)	1,845,000	1,918,376
6.30%, 8/1/2026 (Insured; AMBAC)	7,130,000	7,346,110
Single Family Mortgage:
6.25%, 8/1/2014 (Insured; AMBAC)	360,000	361,876
6.30%, 8/1/2024	1,155,000	1,187,663
6.45%, 8/1/2025	1,005,000	1,017,532

California Pollution Control Financing Authority,
PCR:
10.143%, 6/1/2014	5,500,000 a,b	7,350,750
10.143%, 6/1/2014 (Insured; MBIA)	24,165,000 a,b	32,296,522
(Southern California Edison Co.)
6.40%, 12/1/2024	12,600,000	12,632,760
SWDR:
(Browning Ferris Industries):
5.80%, 12/1/2016	2,000,000	1,900,080
6.75%, 9/1/2019	600,000	596,706
(Keller Canyon Landfill Co. Project)
6.875%, 11/1/2027	1,000,000	1,010,600

California Public Works Board, LR:
(Department of Corrections, Calipatria State Prison,
Imperial County)
6.50%, 9/1/2017 (Insured; MBIA)	13,000,000	16,050,970
(Various University of California Projects)
5.50%, 6/1/2014	5,000,000	5,588,350

California State University, Fresno Association Inc.,
Auxiliary Organization Event Center Revenue:
6%, 7/1/2022	3,500,000	3,693,900
6%, 7/1/2026	2,500,000	2,662,125
6%, 7/1/2031	5,250,000	5,544,158

California Statewide Communities
Development Authority:
COP:
(Catholic Healthcare West)
6.50%, 7/1/2020	4,000,000	4,457,720
(Motion Picture and Television Fund)
6.45%, 1/1/2022 (Insured; AMBAC)	5,700,000	5,768,571
(The Internext Group)
5.375%, 4/1/2030	20,000,000	19,843,800
Revenue:
(Daughters of Charity Health System)
5.25%, 7/1/2035	13,250,000 d	13,608,810
(Kaiser Permanente):
3.45%, 5/1/2011	10,000,000	9,821,600
5.50%, 11/1/2032	13,500,000	14,172,165
(Sutter Health)
5.50%, 8/15/2028	14,000,000	14,856,240
(The California Endowment):
5%, 7/1/2028	15,360,000	16,034,918
5%, 7/1/2033	16,710,000	17,396,781
5%, 7/1/2036	14,355,000	14,939,966

Capistrano Unified School District:
Community Facilities District
Special Tax Number 98 (Ladera)
5.75%, 9/1/2029	5,500,000		5,675,890
School Facilities Improvement District Number 1
6%, 8/1/2024 (Insured; FGIC)	2,075,000		2,364,089

Castaic Lake Water Agency, COP, Revenue
(Water System Improvement Project)
Zero Coupon, 8/1/2027 (Insured; AMBAC)	10,000,000		3,207,800

Central California Joint Powers
Health Financing Authority, COP
(Community Hospitals of Central California):
6%, 2/1/2030	4,000,000		4,165,520
5.75%, 2/1/2031	18,500,000		19,045,565

Contra Costa County Public Finance Authority,
Tax Allocation Revenue (Pleasant Hill)
5.45%, 8/1/2028	2,840,000		2,925,882

Contra Costa Water District, Water Revenue
5%, 10/1/2019 (Insured; FSA)	1,000,000		1,074,480

Cucamonga County Water District, COP
5.25%, 9/1/2025 (Insured; FGIC)	5,555,000		5,968,570

Del Mar Race Track Authority, Revenue
6.20%, 8/15/2011	2,000,000		2,116,960

Delano, COP (Delano Regional Medical Center)
5.25%, 1/1/2018	13,500,000		13,380,930

Elsinore Valley Municipal Water District, COP:
5.375%, 7/1/2018 (Insured; FGIC)	2,000,000		2,276,500
5.375%, 7/1/2019 (Insured; FGIC)	3,855,000		4,408,578

Escondido Improvement Board
5.70%, 9/2/2026	1,335,000		1,374,302

Fontana, Special Tax
5.25%, 9/1/2017 (Insured; MBIA)	10,000,000		10,901,300

Fontana Public Financing Authority,
Tax Allocation Revenue
(North Fontana Redevelopment Project):
5%, 10/1/2021 (Insured; AMBAC)	5,000,000		5,350,000
5%, 10/1/2022 (Insured; AMBAC)	5,000,000		5,327,950
5.50%, 9/1/2032 (Insured; AMBAC)	13,800,000		14,950,368

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
5.75%, 1/15/2040	500,000		509,195

Fremont Union High School District:
5%, 9/1/2020 (Insured; FGIC)	5,000,000		5,405,450
5.25%, 9/1/2022 (Insured; FGIC) (Prerefunded 9/1/2010)	3,400,000	c	3,757,578
5.25%, 9/1/2023 (Insured; FGIC) (Prerefunded 9/1/2010)	4,000,000	c	4,420,680
5.25%, 9/1/2025 (Insured; FGIC) (Prerefunded 9/1/2010)	11,295,000	c	12,482,895

Fresno, Sewer Revenue
5.25%, 9/1/2019 (Insured; AMBAC)	12,400,000		14,057,012

Fullerton Community Facilities District Number 1,
Special Tax (Amerige Heights):
6.10%, 9/1/2022	1,000,000		1,043,800
6.20%, 9/1/2032	2,500,000		2,589,200

Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement Asset-Backed Bonds
5.50%, 6/1/2043	5,000,000		5,343,100

High Desert Memorial Health Care District, Revenue
5.40%, 10/1/2011	2,500,000		2,517,450

Kaweah Delta Health Care District, Revenue
6%, 8/1/2034	9,000,000		9,824,850

La Quinta Financing Authority, Local Agency Revenue
5.125%, 9/1/2034 (Insured; AMBAC)	15,165,000		15,909,601

Long Beach Special Tax Community
Facilities District Number 5 (Towne Center)
6.875%, 10/1/2025	500,000		520,860

Los Angeles, GO
5%, 9/1/2016 (Insured; MBIA)	11,670,000		12,671,053

Los Angeles Harbor Department, Revenue
6%, 8/1/2012	8,900,000		9,350,340

Los Angeles Unified School District:
5%, 7/1/2017 (Insured; MBIA)	12,770,000		13,855,067
5.75%, 7/1/2017 (Insured; MBIA)	10,135,000		11,984,637
5%, 7/1/2018 (Insured; FSA)	11,885,000		12,802,403

Madera County, COP
(Valley Children's Hospital)
6.50%, 3/15/2009 (Insured; MBIA)	3,370,000		3,826,365

Metropolitan Water District of Southern California,
Waterwoks Revenue
5%, 7/1/2016	10,000,000		10,882,400

Murrieta Unified School District
Zero Coupon, 9/1/2021 (Insured; FGIC)	4,950,000		2,253,141

Natomas Unified School District
5.95%, 9/1/2021 (Insured; MBIA)	2,500,000		3,002,200

Newark Unified School District:
5%, 8/1/2021 (Insured; MBIA)	3,470,000		3,707,799
5%, 8/1/2022 (Insured; MBIA)	3,690,000		3,928,042

New Haven Unified School District
5.75%, 8/1/2019 (Insured; FSA)	2,000,000		2,284,220

Northern California Power Agency, Revenue
(Hydroelectric Project Number 1):
7%, 7/1/2016 (Insured; AMBAC) (Prerefunded 1/1/2016)	670,000	c	859,362
6.30%, 7/1/2018 (Insured; MBIA)	26,400,000		32,452,992
7.50%, 7/1/2023 (Insured; AMBAC) (Prerefunded 7/1/2021	375,000	c	517,556

Oakland Unified School District
5.25%, 8/1/2024 (Insured; FGIC)	17,275,000		18,706,406

Orange County Community Facilities District (Ladera Ranch)
Special Tax Number 1:
6.25%, 8/15/2030	1,600,000		1,749,936
6%, 8/15/2032	3,000,000		3,196,530
Special Tax Number 3:
5.60%, 8/15/2028	3,250,000		3,327,967
5.625%, 8/15/2034	6,000,000		6,154,080

Orange County Public Financing Authority, LR
(Juvenile Justice Center Facility)
5.375%, 6/1/2019 (Insured; AMBAC)	6,150,000		6,817,398

Pasadena Unified School District
5%, 11/1/2014 (Insured; FGIC)	10,000,000	11,089,900

Pomona, COP, General Fund Lease Financing
5.50%, 6/1/2028 (Insured; AMBAC)	1,000,000	1,111,190

Pomona Redevelopment Agency, Tax Allocation
(West Holt Avenue)
5.50%, 5/1/2032	3,000,000	3,114,330

Public Utilities Commission of the City and County
of San Francisco, Clean Water Revenue:
5%, 10/1/2012 (Insured; MBIA)	23,095,000	25,532,215
5%, 10/1/2013 (Insured; MBIA)	22,195,000	24,465,105

Rancho Cucamonga Redevelopment Agency
(Tax Allocation Rancho Development)
5.375%, 9/1/2025 (Insured; MBIA)	7,485,000	8,109,698

Rancho Mirage Joint Powers Financing Authority, Revenue
(Eisenhower Medical Center)
5.625%, 7/1/2029	10,430,000	10,982,686

Redwood Empire Financing Authority, COP
6.40%, 12/1/2023	2,750,000	2,814,927

Riverside County, SFMR
7.80%, 5/1/2021 (Collateralized; GNMA)	1,250,000	1,742,525

Sacramento City Financing Authority, Revenue:
9.381%, 12/1/2013 (Insured; AMBAC)	2,335,000 a,b	2,903,526
9.381%, 12/1/2014 (Insured; AMBAC)	2,570,000 a,b	3,195,744

Sacramento County, Airport System Revenue
6%, 7/1/2017 (Insured; MBIA)	5,850,000	6,181,227

Sacramento County (Community Facilities District Number 1)
5.70%, 12/1/2020	2,970,000	3,038,518

Sacramento County Housing Authority,
MFHR (Cottage Estate Apartments)
6%, 2/1/2033 (Collateralized; FNMA)	1,000,000	1,052,800

Sacramento County Sanitation District
Financing Authority, Revenue
5%, 12/1/2027 (Insured; AMBAC)	19,330,000	20,005,390

Sacramento Municipal Utility District,
Electric Revenue:
6.50%, 9/1/2013 (Insured; MBIA)	6,930,000	8,211,288
5%, 11/15/2014 (Insured; MBIA)	5,000,000	5,491,050
5.20%, 7/1/2017 (Insured; MBIA)	300,000	321,003

San Bernardino County, COP
(Capital Facilities Project)
6.875%, 8/1/2024	5,000,000	6,610,150

San Diego County, COP:
5.70%, 2/1/2028	1,000,000	944,200
(Burnham Institute)
6.25%, 9/1/2029	3,800,000	3,983,198

San Diego County Water Authority,
Water Revenue, COP
5%, 5/1/2032 (Insured; MBIA)	10,000,000	10,334,800

San Diego Unified School District:
Zero Coupon, 7/1/2017 (Insured; FGIC)	2,325,000	1,343,269
5.25%, 7/1/2018 (Insured; FGIC)	3,390,000	3,807,817

San Francisco City and County Airports Commission,
International Airport Revenue
5.90%, 5/1/2026	9,385,000	9,738,158

San Francisco City and County, COP (San Bruno Jail Numbe
5.25%, 10/1/2021 (Insured; AMBAC)	2,985,000	3,223,442

San Joaquin Hills Transportation Corridor Agency,
Toll Road Revenue
Zero Coupon, 1/15/2032 (Insured; MBIA)	48,295,000	12,103,210

San Jose Redevelopment Agency, Tax Allocation
(Merged Area Redevelopment Project)
5.25%, 8/1/2029	1,000,000	1,033,770

San Juan Unified School District:
Zero Coupon, 8/1/2023 (Insured; FSA)	10,030,000	4,070,475
Zero Coupon, 8/1/2024 (Insured; FSA)	10,655,000	4,078,734

San Mateo County Community
College District, GO:
Zero Coupon, 9/1/2027 (Insured; MBIA)	15,565,000	4,961,032
Zero Coupon, 9/1/2028 (Insured; MBIA)	16,380,000	4,939,553

South Placer Authority, Wastewater Revenue
5.25%, 11/1/2027 (Insured; FGIC)
(Prerefunded 11/1/2010)	1,000,000 c	1,122,670

Southeast Resource Recovery Facility Authority, LR:
5.25%, 12/1/2016 (Insured; AMBAC)	11,715,000	12,873,614
5.25%, 12/1/2017 (Insured; AMBAC)	6,475,000	7,095,240
5.25%, 12/1/2018 (Insured; AMBAC)	8,085,000	8,865,688

Stockton, Health Facilities Revenue
(Dameron Hospital Association)
5.70%, 12/1/2014	1,000,000	1,048,630

Torrance Redevelopment Agency,
Tax Allocation Revenue
5.625%, 9/1/2028	500,000	505,415

University of California, Revenues:
Hospital (UCLA Medical Center)
5%, 5/15/2039 (Insured; AMBAC)	9,650,000	9,939,500
Multi Purpose
5.25%, 9/1/2027 (Insured; MBIA)	31,475,000	33,589,491

Valley Health System, HR
(Improvement Project)
6.50%, 5/15/2025	500,000	500,795

Ventura County Community College District
5.50%, 8/1/2023 (Insured; MBIA)	4,250,000	4,744,445

West Basin Municipal Water District, Revenue, COP:
5.25%, 8/1/2014 (Insured; MBIA)	5,000,000	5,553,750
5.25%, 8/1/2015 (Insured; MBIA)	5,500,000	6,063,090
5.25%, 8/1/2016 (Insured; MBIA)	3,500,000	3,843,000
5.25%, 8/1/2017 (Insured; MBIA)	2,000,000	2,189,980

West Covina Redevelopment Agency,
Community Facilities District Special Tax
(Fashion Plaza):
6%, 9/1/2017	6,000,000	6,909,060
6%, 9/1/2022	11,325,000	13,606,195

Whittier Health Facility, Revenue
(Presbyterian Intercommunity Hospital)
5.75%, 6/1/2031	10,090,000	10,717,497

U.S. Related--8.2%

Commonwealth of Puerto Rico, Public Improvement
5.50%, 7/1/2016 (Insured; MBIA)	11,830,000		13,721,735

Commonwealth of Puerto Rico
Highway and Transportation Authority,
Transportation Revenue
7.919%, 7/1/2038 (Insured; MBIA)	1,000,000	a,b	1,079,270

Commonwealth of Puerto Rico
Infrastructure Financing Authority,
Special Tax Revenue:
7.745%, 7/1/2015 (Insured; AMBAC)	1,000,000	a,b	1,122,820
5.50%, 10/1/2032	10,000,000		11,022,800
5.50%, 10/1/2040	30,000,000		33,068,400

Puerto Rico Highway and Transportation Authority:
Highway Revenue
5.50%, 7/1/2013 (Insured; MBIA)	4,750,000		5,378,283
Transportaion Revenue
6%, 7/1/2039 (Prerefunded 7/1/2010)	2,000,000	c	2,291,340

Puerto Rico Housing Finance Authority
(Capital Fund Program)
5%, 12/1/2015	11,615,000		12,516,092

Puerto Rico Public Buildings Authority,
Government Facilities Revenue
5%, 7/1/2012 (Insured; AMBAC)	21,600,000		23,571,216

Virgin Islands Public Finance Authority, Revenue:
7.30%, 10/1/2018	3,100,000		4,040,168
Subordinated Lien Fund Loans Notes
6%, 10/1/2022	2,000,000		2,052,140

Total Long - Term Municipal Investments
(cost $ 1,213,642,003)			1,288,979,385

Short-Term Municipal Investments--3.5%

California Department of Water Resources,
Power Supply Revenue, VRDN:
1.80% (LOC; Bayerische Landesbank)	1,000,000	e	1,000,000
1.76% (LOC; Bank of New York)	4,000,000	e	4,000,000

California Health Facilities Financing Authority, HR
VRDN (Adventist) 1.76% (Insured; MBIA)	300,000	e	300,000

California Pollution Control Financing Authority,
PCR, VRDN:
(Exxonmobil Project)
1.50%	1,900,000	e	1,900,000
(Pacific Gas and Electric Corp.)
1.77% (LOC; JPMorgan Chase Bank)	22,200,000	e	22,200,000

California Statewide Communities
Development Authority, Revenue, VRDN
(University Retirement) 1.77% (Insured; Radian)	8,685,000	e	8,685,000

Pittsburg Redevelopment Agency,
Tax Allocation, VRDN
(Los Medanos Community)
1.76% (Insured; AMBAC)	8,600,000	e	8,600,000

Total Short-Term Municipal Investments
(cost $46,685,000)			46,685,000

Total Investments (cost $1,260,327,003)	99.3%		1,335,664,385

Cash and Receivables (Net)	.7%		9,829,348

Net Assets	100.0%		1,345,493,733

Notes to Statement of Investments:
a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Board of Directors. At February 28, 2005, these securities amounted to
$54,572,890 or 4.1% of net assets.
b Inverse floater security-the interest rate is subject to change periodically.
c Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Purchased on delayed delivery basis.
e Securities payable on demand. Variable interest rate - subject to periodic change
f At February 28, 2005, 29.5% of the fund's net assets are insured by MBIA
g Securities valuation policies and other investment related disclosures are hereby incorporated by reference t annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	April 20, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)